Capital structure and financial items - Financial income and expenses - Financial expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interest expenses	kr 289	kr 390	kr 220
Foreign exchange loss (net)	1,972	0	539
Financial loss from forward contracts (net)	0	1,889	2,673
Capital loss on investments, net	0	195	145
Capital loss on marketable securities	44	0	0
Result of associated companies	24	0	137
Other financial expenses	122	150	281
Total financial expenses	kr 2,451	kr 2,624	kr 3,995